Other Receivables and Prepayment and Other Payables and Accrued Liabilities - Schedule of Other Receivables (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Dec. 31, 2025 MYR (RM)
Other Receivables
Project deposits	$ 748,341	RM 3,051,362	RM 1,476,069
Prepayment to suppliers	8,722,846	35,567,406	13,289,633
Other receivables			60,108
Other deposits			158,271
Other prepayments	427,987	1,745,119	2,445,802
Other current assets	176	713	711
Total other receivables	$ 9,899,350	RM 40,364,600	RM 17,430,594